Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 8,793	$ 2,928
Short-term deposits	4,114	17,068
Amounts receivable and prepaid expenses	3,274	1,619
Investment in marketable securities	3,032	2,858
Total current assets	19,213	24,473
Non-current assets
Convertible notes receivable	529
Investment in associate	2,361	2,460
Mineral interests	425,671	395,304
Right to use asset	271
Reclamation deposits	1,327	1,223
Total non-current assets	430,159	398,987
Total assets	449,372	423,460
Current liabilities
Accounts payable and accrued liabilities	4,692	4,749
Flow-through share premium	92	798
Lease obligations	46
Provision for reclamation liabilities	1,860	955
Total current liabilities	6,690	6,502
Non-current liabilities
Deferred income tax liabilities	22,426	23,289
Lease obligations	228
Provision for reclamation liabilities	5,005	7,114
Total non-current liabilities	27,659	30,403
Total liabilities	34,349	36,905
Shareholders’ equity	415,023	386,555
Total liabilities and shareholders’ equity	$ 449,372	$ 423,460